Shareholders' Loans (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Shareholders' Loan
	December 31,
	2020	2019

Shareholders’ loan (a)	$-	$6,166
Shareholders’ convertible loans (b)	-	4,540

	$-	$10,706

Schedule Fair Value Measurement on Conversion of Option and Valuation Techniques	As of December 31, 2019, the fair value of the convertible component was $703, using the following assumptions:
Expected time to conversion (years)	0.25
Risk free interest rate (%)	1.55%

Schedule of Shareholders' Convertible Loan

The following table sets forth the changes in the conversion option and debt component of the shareholders’ convertible loan:

	Conversion option	Debt component

Balance as of January 1, 2019	$160	$865
Additions during the year	505	2,495
financial expenses	38	477

Balance as of December 31, 2019	703	3,837
financial expenses	3	163
Conversion of shareholders’ loan into preferred shares	(706)	(4,000)

Balance as of December 31, 2020	$-	$-